UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
 (Name and address of agent for service)

1-309-557-2017
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

Annual Report

June 30, 2013

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
July 2013

Dear Shareholders:

The domestic economy continues to recover slowly from the downturn of 2008-2009.  The Federal Reserve’s programs of quantitative easing continue to try to stimulate economic growth and Gross Domestic Product (GDP) has been moving higher, although at a rather anemic pace.  Unemployment remains quite high, especially this far into a recovery, and is a key factor in the Fed’s decisions about monetary policy.  A gradual “tapering” of the current stimulus programs is expected to begin later this year, but only if underlying economic data suggest that growth can continue absent external forces.

Consequently, we find ourselves in continued economic uncertainty.  Can economic growth continue without monetary stimulus? Is economic growth sufficient to generate enough jobs to allow unemployment to fall to more normalized levels? Long-term interest rates have jumped since the Fed started to hint at the tapering process and the consequences of the increase are unclear.  Mortgage rates have certainly moved higher, but will that choke off housing activity which would in turn impact both jobs and growth?

We don’t have the answers to these questions, but we are keeping an eye on all of these, and more, as we invest.  Given the artificially low levels of interest rates, we have been keeping the COUNTRY Bond Fund’s duration shorter in an effort to minimize the negative impact of rising rates on bond prices.  With equities, while rising rates normally hurt stock values, at present it appears that the potential for stronger growth outweighs that scenario.  We are finding purchase candidates on a stock-by-stock basis while maintaining diversification across all market sectors.

We relish the opportunity to become more positive about the strength and durability of the economic recovery.  Until that time arrives, we intend to invest with both price appreciation and capital preservation at the forefront.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
INCEPTION DATE 04/21/66 (CLASS Y)

The average annualized total returns for the Fund for the periods ended June 30, 2013 are as follows:

	1 Year	5 Year	10 Year
COUNTRY Growth Fund – Class Y	19.97%	6.59%	6.69%
S&P 500 Index	20.60%	7.01%	7.30%

Gross Expense Ratio: 1.17% (as of the Prospectus dated 10/31/12)
Net Expense Ratio: 1.16% (as of the Prospectus dated 10/31/12)

The custodian has contractually agreed to waive fees through October 31, 2013.  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

The Growth Fund’s performance over the first half of 2013 and the past year, while quite strong on an absolute basis, was modestly behind the performance of the S&P 500.  The stock market has been quite strong over the past twelve months and has again reached record high levels.

Given our concern about the sustainability of economic growth and job creation, our stock selections have generally been conservative.  Consequently, our performance in line with the stronger than anticipated stock market has been a pleasant surprise.  We remain concerned about the economic environment and its potential impact on securities markets.

The Fund remains well diversified across economic sectors.  We do not currently see any major investable themes that might direct investment to a given sector of the market.  Instead we are letting our research on individual stocks drive security selection and position weightings.  Potential for return while maintaining a diversified portfolio is the driver being used to manage the portfolio.

COUNTRY BOND FUND
INCEPTION DATE 01/02/97 (CLASS Y)

The average annualized total returns for the Fund for the periods ended June 30, 2013 are as follows:

	1 Year	5 Year	10 Year
COUNTRY Bond Fund – Class Y	-0.49%	5.20%	4.29%
Barclay’s Capital U.S. Aggregate Bond Index	-0.69%	5.19%	4.52%

Gross Expense Ratio: 0.89% (as of the Prospectus dated 10/31/12)
Net Expense Ratio: 0.86% (as of the Prospectus dated 10/31/12)

The advisor and custodian have contractually agreed to waive fees and/or reimburse expenses through October 31, 2013.  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect fee waivers and/or expense reimbursements in effect.  In the absence of fee waivers and/or expense reimbursements, returns would be reduced.

The Bond Fund’s performance over the first half of 2013 has exceeded the Barclay’s Capital U.S. Aggregate Bond Index.  The Fund had a negative 2.02% return versus the index’s negative 2.44% return.  This six-month period was difficult for most bond investors.  The yield on the ten-year Treasury note increased to 2.45% from 1.75% at the beginning of the year.  Crucial economic reports showed a strengthening economy.  Investors also worried that the Federal Reserve would soon start scaling back its aggressive efforts to keep interest rates low.  As interest rates increased, investors pulled more dollars from bond mutual funds than they put in.  These events were the main contributors to the sharp and sudden rise in interest rates.

We have held a cautious view of the bond market for the past two years.  We have had the Fund postured defensively in an attempt to constrain some of the capital loss that occurs when rates rise.  When rates were at record low levels we held the duration of the Fund at a lower level than the Barclays index.  We were underweighted in the government sector and over-weighted spread sectors in an attempt to increase income.  Recently, as treasury yields increased we have extended duration and increased our commitment to the government sector.  We continue to have an overweight position in taxable municipal bonds (Build America).  Longer term we feel there will be pressures for rates to rise.  However, for the next six months we feel the majority of the rate rise is behind us.

Sincerely

Derek Vogler
Vice President

Please refer to the Portfolio Highlights sections for index and peer average information, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  It is not possible to invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities.  The Index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  The COUNTRY Bond Fund may invest in Asset-Backed and Mortgage-Backed Securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices, than securities of comparable quality with a shorter duration.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

On July 29, 2013, upon recommendation of the investment adviser, the Board of Trustees of the COUNTRY Bond Fund and COUNTRY Growth Fund has adopted a plan to liquidate and dissolve the Funds on or before October 31, 2013, and in any event no later than December 31, 2013 (the “Liquidation Date”).

At any time prior to the Liquidation Date, shareholders of the Funds may redeem their shares in the Funds.  Investors who are shareholders of the Funds on the Liquidation Date will receive an amount of cash and or securities equal to the net asset value of their shares calculated on that date.  The investment adviser has agreed to pay all costs of the liquidation.

COUNTRY Mutual Funds — Expense Example June 30, 2013 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example below is based on an investment of $1,000 invested for the period 1/1/13 – 6/30/13.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/13	6/30/13	1/1/13 – 6/30/13*
Actual(1)	$1,000.00	$1,136.50	$5.62
Hypothetical(2)	$1,000.00	$1,019.54	$5.31

(1)	Ending account values and expenses paid during period based on a 13.65% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/13	6/30/13	1/1/13 – 6/30/13*
Actual(1)	$1,000.00	$1,136.80	$5.62
Hypothetical(2)	$1,000.00	$1,019.54	$5.31

(1)	Ending account values and expenses paid during period based on a 13.68% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example June 30, 2013 (unaudited) (continued)

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/13	6/30/13	1/1/13 – 6/30/13*
Actual(1)	$1,000.00	$ 979.80	$3.83
Hypothetical(2)	$1,000.00	$1,020.93	$3.91

(1)	Ending account values and expenses paid during period based on a -2.02% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/13	6/30/13	1/1/13 – 6/30/13*
Actual(1)	$1,000.00	$ 980.00	$3.83
Hypothetical(2)	$1,000.00	$1,020.93	$3.91

(1)	Ending account values and expenses paid during period based on a -2.00% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Illustration of $10,000 Investment June 30, 2013

GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund as of June 30, 2013.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares as of June 30, 2013 are provided below.

Average Annualized Total Returns
Class Y – 1 Year	19.97%
Class Y – 5 Years	6.59%
Class Y – 10 Years	6.69%
Class Y – Since Inception (04/21/66)	8.62%
Class A – 1 Year (No Load)	20.00%
Class A – 5 Years (No Load)	6.59%
Class A – 10 Years (No Load)	6.69%
Class A – Since Inception (03/01/02) (No Load)	4.88%
Class A – 1 Year (Load)*	13.42%
Class A – 5 Years (Load)*	5.39%
Class A – 10 Years (Load)*	6.09%
Class A – Since Inception (03/01/02) (Load)*	4.36%

*	Reflects maximum sales charge of 5.50%.

Fund returns are net of all fees and transaction costs, assume reinvestment of dividends and distributions, and reflect fee waivers in effect.  Index returns do not reflect fees, commissions, and other expenses associated with investing in securities. Peer average returns are based on the average return of all funds in the category. An investment cannot be made directly in an index or peer average. Indexes and peer averages are unmanaged. Please refer to the Portfolio Highlights section for index and peer average descriptions. Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

Illustration of $10,000 Investment June 30, 2013

BOND FUND vs. BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT
FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund as of June 30, 2013.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares as of June 30, 2013 are provided below.

Average Annualized Total Returns
Class Y – 1 Year	-0.49%
Class Y – 5 Years	5.20%
Class Y – 10 Years	4.29%
Class Y – Since Inception (01/02/97)	5.57%
Class A – 1 Year (No Load)	-0.48%
Class A – 5 Years (No Load)	5.22%
Class A – 10 Years (No Load)	4.30%
Class A – Since Inception (03/01/02) (No Load)	4.82%
Class A – 1 Year (Load)*	-4.74%
Class A – 5 Years (Load)*	4.31%
Class A – 10 Years (Load)*	3.84%
Class A – Since Inception (03/01/02) (Load)*	4.42%

*	Reflects maximum sales charge of 4.25%.

Fund returns are net of all fees and transaction costs, assume reinvestment of dividends and distributions, and reflect fee waivers and/or expense reimbursements in effect.  Index returns do not reflect fees, commissions, and other expenses associated with investing in securities. Peer average returns are based on the average return of all funds in the category. An investment cannot be made directly in an index or peer average. Indexes and peer averages are unmanaged. Please refer to the Portfolio Highlights section for index and peer average descriptions. Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

COUNTRY Mutual Funds — Allocation of Portfolio Assets June 30, 2013

COUNTRY Growth Fund*

COUNTRY Bond Fund*

* Expressed as a percentage of total investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund
Average Annualized Total Returns   June 30, 2013

	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	19.97%	6.59%	6.69%
S&P 500 Index(1)	20.60%	7.01%	7.30%
Lipper Large Cap Core Funds Average(2)	20.42%	5.84%	6.76%

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. An investment cannot be made directly in an index.

(2)
The Lipper Large Cap Core Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite core 1500 Index. Large-Cap Core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.  An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments)   June 30, 2013

	Value	Percent of Fund
Apple, Inc.	$9,396,998	3.05%
Apache Corporation	8,341,085	2.71%
Exxon Mobil Corporation	8,312,200	2.70%
Roche Holding AG – ADR	7,225,832	2.35%
General Electric Company	7,165,710	2.33%
Cisco Systems, Inc.	7,120,399	2.31%
JPMorgan Chase & Company	6,973,559	2.26%
Novartis AG – ADR	6,880,083	2.23%
Johnson & Johnson	6,619,806	2.15%
Halliburton Company	6,283,032	2.04%
	$74,318,704	24.13%

COUNTRY Bond Fund
Average Annualized Total Returns   June 30, 2013

	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	-0.49%	5.20%	4.29%
Barclays Capital U.S. Aggregate Bond Index(1)	-0.69%	5.19%	4.52%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	0.53%	5.43%	4.20%

(1)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in securities.  An investment cannot be made directly in an index.

(2)
The Lipper Intermediate Investment-Grade Debt Funds Average is unmanaged and is based on the average return of funds that by, portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years. An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments)   June 30, 2013

	Value	Percent of Fund
U.S. Treasury Notes, 1.750%, 5/15/2023	$7,024,215	2.68%
Federal National Mortgage Association, 3.500%, 10/1/2027	6,980,284	2.67%
U.S. Treasury Notes, 0.250%, 3/31/2014	5,003,320	1.91%
U.S. Treasury Notes, 0.250%, 6/30/2014	5,002,930	1.91%
U.S. Treasury Notes, 0.625%, 4/30/2018	3,382,421	1.29%
U.S. Treasury Notes, 0.375%, 4/15/2015	3,002,694	1.15%
U.S. Treasury Notes, 1.375%, 6/30/2018	2,998,359	1.14%
U.S. Treasury Notes, 0.875%, 12/31/2016	2,998,125	1.14%
U.S. Treasury Notes, 0.750%, 12/31/2017	2,935,077	1.12%
U.S. Treasury Notes, 1.375%, 5/31/2020	2,895,234	1.11%
	$42,222,659	16.12%

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 96.97%
Consumer Discretionary — 10.38%
Abercrombie & Fitch Co. — Class A	111,300	$5,036,325
Comcast Corporation — Class A	49,900	2,089,812
Gentex Corporation	210,200	4,845,110
International Game Technology	279,200	4,665,432
The Jones Group, Inc.	241,000	3,313,750
Kohl’s Corporation	51,800	2,616,418
News Corporation — Class A	52,100	1,698,460
Staples, Inc.	326,200	5,173,532
Target Corporation	36,800	2,534,048
		31,972,887
Consumer Staples — 8.57%
Anheuser-Busch InBev NV (b)	16,600	1,498,316
Archer-Daniels-Midland Company	88,100	2,987,471
CVS Caremark Corporation	77,100	4,408,578
Energizer Holdings, Inc.	39,300	3,950,043
The Kroger Company	43,800	1,512,852
Philip Morris International, Inc.	39,300	3,404,166
Post Holdings, Inc. (a)	25,928	1,132,016
The Procter & Gamble Company	51,200	3,941,888
Wal-Mart Stores, Inc.	47,500	3,538,275
		26,373,605
Energy — 14.02%
Apache Corporation	99,500	8,341,085
Chesapeake Energy Corporation	305,600	6,228,128
Chevron Corporation	29,400	3,479,196
ConocoPhillips	72,500	4,386,250
Exxon Mobil Corporation	92,000	8,312,200
Halliburton Company	150,600	6,283,032
HollyFrontier Corporation	56,066	2,398,504
Schlumberger Ltd. (b)	52,200	3,740,652
		43,169,047
Financials — 12.50%
ACE Ltd. (b)	32,400	2,899,152
Aflac, Inc.	102,000	5,928,240
American Express Company	60,000	4,485,600
The Bank of New York Mellon Corporation	112,300	3,150,015
BlackRock, Inc.	13,200	3,390,420
JPMorgan Chase & Company	132,100	6,973,559
State Street Corporation	94,900	6,188,429
Wells Fargo & Company	133,000	5,488,910
		38,504,325
Health Care — 17.51%
Baxter International, Inc.	42,900	2,971,683
Covidien plc (b)	38,500	2,419,340
Express Scripts Holding Company (a)	58,800	3,627,372
Johnson & Johnson	77,100	6,619,806
Laboratory Corporation
of America Holdings (a)	30,400	3,043,040
Medtronic, Inc.	50,100	2,578,647
Merck & Company, Inc.	126,700	5,885,215
Novartis AG — ADR	97,300	6,880,083
Pfizer, Inc.	96,800	2,711,368
Roche Holding AG — ADR	116,800	7,225,832
St. Jude Medical, Inc.	89,900	4,102,137
VCA Antech, Inc. (a)	123,400	3,219,506
WellPoint, Inc.	32,100	2,627,064
		53,911,093
Industrials — 10.02%
3M Company	27,300	2,985,255
AECOM Technology Corporation (a)	141,200	4,488,748
Caterpillar, Inc.	27,400	2,260,226
Emerson Electric Company	41,000	2,236,140
FedEx Corporation	31,100	3,065,838
General Dynamics Corporation	54,800	4,292,484
General Electric Company	309,000	7,165,710
Ingersoll-Rand plc (b)	52,900	2,937,008
Joy Global, Inc.	29,500	1,431,635
		30,863,044
Information Technology — 18.57%
Apple, Inc.	23,725	9,396,998
Cisco Systems, Inc.	292,900	7,120,399
Dell, Inc.	197,515	2,636,825
EMC Corporation (a)	110,500	2,610,010
Google, Inc. — Class A (a)	5,560	4,894,857
Intel Corporation	251,300	6,086,486
International Business
Machines Corporation	25,900	4,949,749
Microsoft Corporation	138,400	4,778,952
Nuance Communications, Inc. (a)	271,800	4,995,684
Oracle Corporation	131,200	4,030,464
QUALCOMM, Inc.	93,000	5,680,440
		57,180,864
Materials — 1.39%
BHP Billiton Ltd. — ADR	14,600	841,836
Monsanto Company	14,200	1,402,960
Newmont Mining Corporation	68,400	2,048,580
		4,293,376
Telecommunication Services — 1.97%
CenturyLink, Inc.	83,100	2,937,585
Vodafone Group plc — ADR	109,000	3,132,660
		6,070,245
Utilities — 2.04%
American Water Works Company, Inc.	80,713	3,327,797
NRG Energy, Inc.	111,000	2,963,700
		6,291,497
TOTAL COMMON STOCKS
(Cost $221,365,185)		298,629,983

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.06%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$6,838	6,677
Federal Home Loan Mortgage Corporation
7.150%, 09/25/2028 (c)	103,542	111,818
Government National Mortgage Association
6.500%, 07/15/2029	6,568	7,328
Mortgage IT Trust
1.444%, 02/25/2035 (c)	28,180	27,502
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $19,199) (d)	18,893	19,358
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $163,957)		172,683

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.84%
Money Market Funds — 3.84%
Federated Prime Obligations
Fund, 0.04% (e)	11,832,735	$11,832,735
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,832,735)		11,832,735
TOTAL INVESTMENTS — 100.87%
(Cost $233,361,877)		310,635,401
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.87)%		(2,693,005)
TOTAL NET ASSETS — 100.00%		$307,942,396

Percentages are stated as a percent of net assets.
ADR—American Depository Receipt
plc—Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at June 30, 2013.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2013, the total market value of this security was $19,358, representing 0.01% of total net assets.

(e)	The rate quoted is the annualized seven-day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Bond Fund

	Principal
	Amount	Value
FIXED INCOME SECURITIES — 91.48%

ASSET-BACKED SECURITIES — 1.54%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$1,000,000	$1,122,844
Cal Funding II, Ltd.
3.470%, 10/25/2027 (Acquired 10/11/2012,
Cost $466,566) (b)(c)	466,667	461,821
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	213,551
Countrywide Asset-Backed Certificates
4.931%, 05/25/2032 (a)	71,509	76,660
5.279%, 05/25/2036 (a)	120,907	122,399
GE Equipment Small Ticket LLC
1.450%, 01/21/2018 (Acquired 02/01/2011,
Cost $418,363) (b)	418,425	419,369
Green Tree Financial Corporation
6.870%, 01/15/2029	19,281	20,525
National Collegiate Student Loan Trust
0.323%, 06/26/2028 (a)	208,170	191,211
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	137,155	132,574
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	1,036,339
Textainer Marine Containers Ltd.
4.210%, 04/15/2027 (Acquired 04/10/2012,
Cost $220,806) (b)(c)	220,833	223,857
TOTAL ASSET-BACKED SECURITIES
(Cost $3,821,076)		4,021,150

CORPORATE BONDS — 20.84%
AbbVie, Inc.
1.750%, 11/06/2017 (Acquired 11/05/2012,
Cost $698,537) (b)	700,000	685,802
Alabama Power Company
5.500%, 10/15/2017	250,000	285,600
Alcoa, Inc.
5.550%, 02/01/2017	400,000	425,088
American Express Credit Corporation
2.800%, 09/19/2016	500,000	519,111
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008,
Cost $499,520) (b)	500,000	507,478
American International Group, Inc.
5.850%, 01/16/2018	100,000	112,441
Amgen, Inc.
2.500%, 11/15/2016	500,000	516,613
Anadarko Petroleum Corporation
5.950%, 09/15/2016	500,000	560,837
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (b)(c)(f)	250,000	249,765
Apache Corporation
3.250%, 04/15/2022	500,000	492,527
Apple, Inc.
1.000%, 05/03/2018	500,000	480,149
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	460,965
AT&T, Inc.
5.625%, 06/15/2016	500,000	559,383
5.500%, 02/01/2018	500,000	571,878
BAE Systems plc
3.500%, 10/11/2016 (Acquired 10/05/2011,
Cost $298,950) (b)(c)	300,000	313,845
Bank of America Corporation
6.975%, 03/07/2037	250,000	293,562
Bank of Montreal
2.625%, 01/25/2016 (Acquired 12/08/2011,
Cost $511,058) (b)(c)	500,000	521,500
1.950%, 01/30/2017 (Acquired 01/24/2012,
Cost $500,158) (b)(c)	500,000	511,100
Bank of Nova Scotia
2.150%, 08/03/2016 (Acquired 11/22/2011,
Cost $502,234) (b)(c)	500,000	516,150
Barclays Bank plc
5.000%, 09/22/2016 (c)	500,000	552,390
Barrick International Corporation
5.750%, 10/15/2016 (Acquired 01/22/2009,
Cost $213,886) (b)(c)	225,000	240,385
Baxter International, Inc.
1.850%, 01/15/2017	700,000	704,241
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	516,269
3.750%, 08/15/2021	500,000	515,597
Boeing Capital Corporation
2.900%, 08/15/2018	500,000	520,647
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009,
Cost $489,370) (b)	500,000	568,247
Burlington Northern Santa Fe Railway Company
5.750%, 03/15/2018	500,000	573,944
4.100%, 06/01/2021	500,000	527,346
5.720%, 01/15/2024	284,338	323,167
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	295,046
Caterpillar Financial Services Corporation
7.050%, 10/01/2018	250,000	309,699
Caterpillar, Inc.
5.700%, 08/15/2016	500,000	568,879
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,144,738
The Clorox Company
5.950%, 10/15/2017	200,000	229,937
Comcast Corporation
6.500%, 01/15/2017	750,000	871,186
Commonwealth Bank of Australia
3.250%, 03/17/2016 (Acquired 10/27/2011,
Cost $405,515) (b)(c)	400,000	422,000
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	455,382
ConocoPhillips
6.650%, 07/15/2018	600,000	719,188
Costco Wholesale Corporation
1.125%, 12/15/2017	750,000	729,617
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	626,707
Devon Energy Corporation
6.300%, 01/15/2019	400,000	463,461
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	587,628
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	407,685

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
FIXED INCOME SECURITIES — 91.48% (continued)

CORPORATE BONDS — 20.84% (continued)
E. I. du Pont de Nemours & Company
5.250%, 12/15/2016	$250,000	$283,532
Eaton Corporation
8.875%, 06/15/2019 (c)	300,000	379,243
Ecolab, Inc.
4.875%, 02/15/2015	450,000	477,350
Entergy Texas, Inc.
3.600%, 06/01/2015	500,000	523,162
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	350,985
Ericsson
4.125%, 05/15/2022 (c)	500,000	488,959
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	312,405
General Dynamics Corporation
1.000%, 11/15/2017	500,000	481,989
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	573,502
7.125%, 06/15/2022 (a)	500,000	565,000
General Mills, Inc.
5.700%, 02/15/2017	225,000	254,804
Georgia Power Company
5.700%, 06/01/2017	500,000	573,058
GlaxoSmithKline Capital plc
1.500%, 05/08/2017 (c)	500,000	496,608
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	600,000	618,434
6.250%, 09/01/2017	400,000	453,281
Halliburton Company
6.750%, 02/01/2027	100,000	123,730
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	510,791
Ingersoll-Rand Company
6.015%, 02/15/2028 (c)	500,000	541,422
International Business Machines Corporation
1.250%, 02/08/2018	500,000	486,777
7.625%, 10/15/2018	250,000	318,108
JPMorgan Chase & Company
7.900%, 04/30/2018 (a)	200,000	226,000
4.625%, 05/10/2021	750,000	792,773
Kimberly-Clark Corporation
6.125%, 08/01/2017	500,000	585,020
Mattel, Inc.
2.500%, 11/01/2016	250,000	257,718
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	526,485
Mondelez International, Inc.
6.750%, 02/19/2014	350,000	362,440
6.125%, 02/01/2018	300,000	346,720
Morgan Stanley
3.800%, 04/29/2016	200,000	208,012
5.450%, 01/09/2017	300,000	324,225
National Australia Bank Ltd.
2.000%, 06/20/2017 (Acquired 06/19/2012 to
07/24/2012, Cost $1,008,017) (b)(c)	1,000,000	1,014,000
New York University
5.236%, 07/01/2032	500,000	553,951
Northern Trust Corporation
3.375%, 08/23/2021	500,000	506,993
Occidental Petroleum Corporation
1.500%, 02/15/2018	500,000	488,750
Overseas Private Investment Corporation
0.000%, 11/08/2019	1,000,000	999,122
Pepperdine University
5.450%, 08/01/2019	250,000	280,742
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	531,446
Petrobras International Finance Company
5.375%, 01/27/2021 (c)	500,000	502,347
Pfizer, Inc.
5.350%, 03/15/2015	350,000	376,880
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	261,098
PNC Funding Corporation
2.700%, 09/19/2016	750,000	780,569
Province of Ontario, Canada
1.600%, 09/21/2016 (c)	1,000,000	1,014,676
Province of Quebec, Canada
2.750%, 08/25/2021 (c)	500,000	491,094
Regions Bank
7.500%, 05/15/2018	200,000	233,281
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)(f)	450,000	448,313
Rio Tinto Finance USA plc
1.625%, 08/21/2017 (c)	500,000	490,394
Royal Bank of Canada
1.450%, 10/30/2014 (c)	500,000	505,320
Simon Property Group LP
5.750%, 12/01/2015	300,000	330,553
SLM Corporation
8.450%, 06/15/2018	200,000	222,000
Southern California Edison Company
5.750%, 03/15/2014	400,000	413,998
The Southern Company
1.950%, 09/01/2016	250,000	253,658
Stanford University
4.750%, 05/01/2019	400,000	455,727
State Street Corporation
5.375%, 04/30/2017	400,000	451,310
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	462,309
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	582,875
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	229,360
Target Corporation
5.875%, 07/15/2016	750,000	854,271
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	245,495
Transocean, Inc.
7.500%, 04/15/2031 (c)	160,000	177,835
Union Pacific Railroad Company
6.630%, 01/27/2022	271,090	305,863
5.866%, 07/02/2030	409,430	475,585
United Technologies Corporation
5.375%, 12/15/2017	600,000	688,210
University of Chicago
4.760%, 10/01/2023	1,000,000	1,118,740
University of Notre Dame
4.141%, 09/01/2013	250,000	251,394

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
FIXED INCOME SECURITIES — 91.48% (continued)

CORPORATE BONDS — 20.84% (continued)
Verizon Communications, Inc.
5.500%, 02/15/2018	$5400,000	$455,512
Vessel Management Services, Inc.
4.960%, 11/15/2027	232,000	250,537
Vodafone Group plc
1.500%, 02/19/2018 (c)	500,000	478,641
Wachovia Corporation
5.750%, 06/15/2017	500,000	567,552
Wells Fargo & Company
5.625%, 12/11/2017	500,000	568,348
Wells Fargo Capital X
5.950%, 12/01/2036 (a)	200,000	197,000
Westpac Banking Corporation
2.450%, 11/28/2016 (Acquired 01/04/2012,
Cost $247,981) (b)(c)	250,000	259,175
William Wrigley Junior Company
4.650%, 07/15/2015	225,000	237,365
Xstrata Finance Canada
2.700%, 10/25/2017 (Acquired 10/18/2012,
Cost $698,824) (b)(c)	700,000	678,847
TOTAL CORPORATE BONDS
(Cost $50,445,365)		54,590,849

MORTGAGE-BACKED SECURITIES — 14.89%
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010,
Cost $399,999) (b)	400,000	429,433
Bank of America Merrill Lynch
Commercial Mortgage, Inc.
5.117%, 11/10/2042 (a)	353,417	357,907
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	82,198	78,456
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	47,866	46,737
6.000%, 11/25/2036	343,185	356,280
Commercial Mortgage Trust
2.752%, 08/15/2045	500,000	488,258
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	299,563	292,999
5.500%, 05/25/2036	361,591	303,784
Credit Suisse First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	538,323	530,261
DBUBS Mortgage Trust
4.537%, 07/10/2044 (Acquired 06/17/2011,
Cost $504,197) (b)	500,000	532,692
Federal Home Loan Mortgage Corporation
5.500%, 10/01/2014	1,392	1,412
5.000%, 03/01/2015	29,209	29,933
6.500%, 03/01/2015	9,521	9,758
5.000%, 12/15/2017	316,784	337,315
5.000%, 11/15/2018	235,618	251,405
5.000%, 10/01/2020	67,568	72,384
5.500%, 03/01/2022	368,771	400,416
5.000%, 03/01/2023	97,236	104,138
4.500%, 04/01/2023	115,124	121,246
4.500%, 11/15/2023	434,297	470,075
5.500%, 10/15/2025	467,929	516,759
7.150%, 09/25/2028 (a)	207,084	223,637
6.500%, 10/01/2029	87,014	98,708
2.610%, 02/01/2037 (a)	191,552	201,091
6.000%, 05/01/2037	165,396	179,762
6.000%, 08/01/2037	321,336	348,545
6.000%, 01/01/2038	265,208	287,664
4.500%, 04/01/2041	958,935	1,010,634
3.500%, 07/01/2042	2,673,377	2,711,645
Federal National Mortgage Association
3.500%, 09/01/2013	2,700	2,788
4.500%, 09/01/2013	1,077	1,119
5.500%, 10/01/2013	3,576	3,839
5.000%, 02/01/2014	16,281	17,494
4.000%, 05/01/2015	67,747	71,394
4.500%, 06/25/2018	717,141	757,857
4.500%, 01/01/2019	154,294	163,938
6.500%, 05/01/2019	23,270	25,806
2.685%, 01/01/2020 (a)	57,326	58,978
4.500%, 04/01/2020	120,039	127,504
5.500%, 04/25/2023	500,000	562,429
5.000%, 05/01/2023	550,552	590,390
5.500%, 09/01/2025	113,389	123,900
3.500%, 10/01/2027	6,665,677	6,980,284
5.500%, 02/01/2033	49,835	54,613
5.500%, 07/01/2033	152,282	167,214
5.290%, 11/25/2033	87,379	88,710
1.715%, 05/01/2034 (a)	50,498	51,663
5.500%, 07/01/2035	174,880	192,776
5.500%, 12/01/2035	60,401	65,874
4.500%, 11/01/2040	1,187,231	1,257,882
4.000%, 02/01/2041	2,117,843	2,211,162
4.000%, 11/01/2041	701,183	731,492
4.000%, 12/01/2041	800,867	835,484
6.500%, 02/25/2044	117,764	138,101
6.500%, 05/25/2044	161,775	181,085
Government National Mortgage Association
4.000%, 04/15/2026	806,985	859,376
6.500%, 04/15/2026	40,719	46,287
8.000%, 07/15/2026	17,214	19,754
6.500%, 07/15/2029	37,244	41,549
7.500%, 11/15/2029	27,571	31,347
6.000%, 06/15/2031	156,166	175,450
6.000%, 02/15/2032	32,566	36,592
5.000%, 01/15/2033	437,445	474,165
4.920%, 05/16/2034	130,031	131,813
6.000%, 10/15/2036	148,151	164,903
5.500%, 01/15/2038	457,344	498,345
6.000%, 01/15/2038	332,753	369,394
3.500%, 11/20/2041	2,085,859	2,085,304
4.258%, 09/16/2050 (a)	400,000	427,055
Greenwich Capital Commercial Funding
5.860%, 07/10/2038 (a)	400,000	443,381
JPMorgan Chase Commercial Mortgage
Securities Corporation
5.336%, 05/15/2047	500,000	550,700
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029 (a)	929,257	960,255
5.351%, 02/15/2040	545,722	560,261
MASTR Adjustable Rate Mortgages Trust
2.672%, 04/21/2034 (a)	80,198	81,163
MASTR Alternative Loans Trust
5.000%, 06/25/2015	11,039	11,145

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
FIXED INCOME SECURITIES — 91.48% (continued)

MORTGAGE-BACKED SECURITIES — 14.89% (continued)
Morgan Stanley Capital I
5.647%, 06/11/2042 (a)	$250,000	$274,281
Mortgage IT Trust
1.444%, 02/25/2035 (a)	253,623	247,518
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $58,745) (b)	57,441	60,165
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $182,390) (b)	179,484	183,905
OBP Depositor LLC Trust
4.646%, 07/15/2045 (Acquired 06/25/2010,
Cost $499,997) (b)	500,000	542,181
Residential Asset Securitization Trust
4.750%, 02/25/2019	54,678	56,094
SBA Tower Trust
2.933%, 12/15/2017 (Acquired 07/26/2012,
Cost $500,000) (b)	500,000	504,583
Small Business Administration
Participation Certificates
5.080%, 11/01/2022	120,087	131,049
4.640%, 05/01/2023	197,472	214,164
5.570%, 03/01/2026	167,482	184,139
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	57,912
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	223,173
Wachovia Bank Commercial Mortgage Trust
5.478%, 07/15/2041 (a)	250,000	256,254
5.509%, 04/15/2047	500,000	549,652
WaMu Mortgage Pass Through Certificates
2.496%, 01/25/2033 (a)	30,133	29,996
2.444%, 10/25/2035 (a)	5,722	5,725
WaMu MSC Mortgage Pass Through Certificate
5.000%, 03/25/2018	235,565	241,331
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011,
Cost $504,171) (b)	500,000	525,229
Wells Fargo Mortgage-Backed Securities Trust
4.436%, 10/25/2033 (a)	92,127	91,658
2.613%, 07/25/2036 (a)	459,526	403,848
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $38,201,673)		39,008,206

MUNICIPAL BONDS — 20.16%
Arizona State University Build America
Revenue Bond
5.528%, 07/01/2023	250,000	279,283
Arlington County, VA Industrial Development
Authority Revenue Bond
5.844%, 08/01/2031	500,000	531,965
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	585,275
Bay Area Toll Authority Build America
Revenue Bond
6.263%, 04/01/2049	500,000	580,380
Central Puget Sound, WA Regional Transit
Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	548,855
Central Utah Water Conservancy District
Build America Revenue Bond
4.550%, 10/01/2022	700,000	752,584
Chicago, IL Board of Education Build
America Unlimited General Obligation
6.038%, 12/01/2029	500,000	521,550
Chicago, IL Build America Unlimited
General Obligation
7.517%, 01/01/2040	250,000	291,610
Colorado Springs, CO Utilities System
Build America Revenue Bond
4.949%, 11/15/2024	500,000	563,505
Columbus, IN Multi-High School Building
Corporation Build America Revenue Bond
5.505%, 07/15/2022	500,000	550,515
Commonwealth of Massachusetts Build
America General Obligation
4.500%, 08/01/2031	250,000	250,297
Commonwealth of Massachusetts Build
America Unlimited General Obligation
4.200%, 12/01/2021	600,000	644,448
Commonwealth of Pennsylvania Build
America Unlimited General Obligation
4.550%, 02/15/2021	500,000	536,625
Cook County, IL Glencoe School District
Unlimited General Obligation
5.875%, 12/01/2027	500,000	553,830
Corpus Christi, TX Independent School District
Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	596,745
Dallas, TX Independent School District Build
America Unlimited General Obligation
5.200%, 02/15/2023	500,000	572,305
District of Columbia Bond Build America
Unlimited General Obligation
5.670%, 06/01/2022	250,000	293,575
District of Columbia Income Tax Build
America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,120,730
Florida State Department of Transportation
Build America Revenue Bond
6.140%, 07/01/2025	300,000	345,738
Gainesville, FL Utilities System Build
America Revenue Bond
4.497%, 10/01/2017	500,000	532,990
Grant County, WA Public Utility District Build
America Revenue Bond
5.111%, 01/01/2023	500,000	553,160
Greenville County, SC School District Unlimited
General Obligation
4.870%, 06/01/2026	1,000,000	1,044,280
Hamilton County, OH Sewer System Build
America Revenue Bond
5.710%, 12/01/2022	500,000	578,950
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	288,057
Houston, TX Build America Unlimited
General Obligation
6.088%, 03/01/2029	500,000	550,635

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
FIXED INCOME SECURITIES — 91.48% (continued)

MUNICIPAL BONDS — 20.16% (continued)
Indiana Public Schools Multi-School Building
Corporation Build America Revenue Bond
4.900%, 07/15/2022	$1,000,000	$1,072,870
Indiana University Build America
Certificate Participation
5.050%, 12/01/2022	500,000	543,345
Indianapolis, IN Local Public Improvement
Build America Revenue Bond
5.854%, 01/15/2030	700,000	767,102
Kane, Cook & Du Page Counties, IL Unlimited
General Obligation
4.150%, 12/15/2019	500,000	553,180
Kentucky State Property & Buildings
Commission Revenue Bond
5.100%, 10/01/2015	500,000	533,470
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	517,280
Manatee County, FL Public Utilities Build
America Revenue Bond
7.178%, 10/01/2030	500,000	593,660
Missouri Highway & Transit Commission
Build America Revenue Bond
5.002%, 05/01/2024	500,000	547,385
Municipal Electric Authority of Georgia
Build America Revenue Bond
6.655%, 04/01/2057	350,000	378,290
Naperville, IL Build America Unlimited
General Obligation
4.900%, 12/01/2025	500,000	524,680
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	545,565
New York City Housing Development
Corporation Revenue Bond
6.420%, 11/01/2039	500,000	516,430
New York State Urban Development
Corporation Revenue Bond
6.500%, 12/15/2018	300,000	338,955
New York, NY Build America Unlimited
General Obligation
5.206%, 10/01/2031	500,000	533,920
6.646%, 12/01/2031	250,000	291,948
Northern California Transmission Agency
Revenue Bond
5.880%, 05/01/2016	500,000	544,720
Ohana Military Commercial LLC
5.675%, 10/01/2026 (Acquired 10/25/2006,
Cost $932,897) (b)	932,897	992,929
Ohio State Water Development Authority
1.330%, 06/01/2015	500,000	498,955
Oregon State Department of Administrative
Services Revenue Bond
3.500%, 04/01/2016	600,000	644,274
Oregon State Department of Transportation and
Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	703,332
Pasadena, CA Public Financing Authority
Build America Revenue Bond
7.148%, 03/01/2043	300,000	355,461
Pueblo, CO Board of Waterworks Build
America Revenue Bond
5.700%, 11/01/2029	500,000	520,400
Purdue University, IN Build America
Certificate Participation
5.957%, 07/01/2031	500,000	536,075
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	554,740
San Diego County, CA Water Authority Build
America Revenue Bond
6.138%, 05/01/2049	695,000	813,845
Sarasota, FL Water & Sewer System
Revenue Bond
4.770%, 10/01/2025	250,000	265,405
Sedgwick County, KS Unified School District
Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	550,395
South Carolina State Public Service Authority
Revenue Bond
6.224%, 01/01/2029	300,000	334,881
Springfield, MO School District Build America
Unlimited General Obligations
5.660%, 03/01/2030	500,000	547,865
State of California Build America Unlimited
General Obligation
7.500%, 04/01/2034	500,000	651,750
State of Connecticut Build America Unlimited
General Obligation
5.632%, 12/01/2029	1,000,000	1,175,190
State of Delaware Build America Unlimited
General Obligation
4.700%, 10/01/2021	800,000	896,424
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,043,710
State of Kansas Development Financing
Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	541,820
State of Maryland Build America Unlimited
General Obligation
4.550%, 08/15/2024	1,000,000	1,094,380
State of Maryland Transportation Authority
Build America Revenue Bond
5.164%, 07/01/2025	300,000	340,089
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	617,675
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	575,070
State of Ohio Build America Unlimited
General Obligation
4.821%, 03/01/2022	1,000,000	1,120,290
State of Pennsylvania Public School Building
Authority Revenue Bond
5.000%, 09/15/2027	500,000	532,400
State of Rhode Island Unlimited
General Obligation
4.390%, 04/01/2018	1,000,000	1,095,090
State of Utah Build America Unlimited
General Obligation
4.554%, 07/01/2024	500,000	548,670
State of Washington Biomedical Research Build
America Revenue Bond
6.416%, 07/01/2030	250,000	300,182

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
FIXED INCOME SECURITIES — 91.48% (continued)

MUNICIPAL BONDS — 20.16% (continued)
State of Washington Build America Unlimited
General Obligation
2.910%, 08/01/2016	$1,000,000	$1,044,970
4.736%, 08/01/2024	800,000	876,344
State of Wisconsin Build America Unlimited
General Obligation
5.200%, 05/01/2026	500,000	549,380
Tacoma, WA Electric System Build America
Revenue Bond
5.966%, 01/01/2035	350,000	410,690
Texas State Highway Transportation
Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	388,994
University of California Build
America Revenue Bond
5.770%, 05/15/2043	500,000	550,245
University of Massachusetts Building
Authority Revenue Bond
5.823%, 05/01/2029	460,000	503,005
University of Michigan Build America
Revenue Bond
4.926%, 04/01/2024	850,000	965,192
6.172%, 04/01/2030	400,000	445,784
University of Minnesota Build America
Revenue Bond
4.455%, 08/01/2025	500,000	531,890
University of Texas Build America
Revenue Bond
6.276%, 08/15/2041	500,000	564,195
University of Wyoming Build America
Revenue Bond
5.800%, 06/01/2030	400,000	440,876
UNM Sandoval Regional Medical Center, Inc.
Build America Revenue Bond
4.500%, 07/20/2036	300,000	312,282
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	804,146
Utah Transit Authority Build America
Revenue Bond
5.937%, 06/15/2039	250,000	301,208
Vega, TX Independent School District
Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	549,465
Virginia College Building Authority Build
America Revenue Bond
5.400%, 02/01/2026	250,000	278,515
Virginia Housing Development Authority
1.246%, 01/01/2014	500,000	500,875
Virginia State Revenue Authority Infrastructure
Build America Revenue Bond
4.380%, 11/01/2023	500,000	537,810
Washington County, OR Clean Water Services
Build America Revenue Bond
4.628%, 10/01/2020	600,000	651,432
Washington, MD Suburban Sanitary Commission
Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	418,224
West Virginia Higher Education Policy Commission
Build America Revenue Bond
7.450%, 04/01/2030	250,000	306,018
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	544,325
TOTAL MUNICIPAL BONDS
(Cost $48,005,995)		52,797,849
U.S. GOVERNMENT AGENCY ISSUES — 0.58% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	506,437
3.250%, 02/01/2027	500,000	489,761
3.040%, 04/30/2027	550,000	515,408
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,560,937)		1,511,606
U.S. TREASURY OBLIGATIONS — 33.47%
U.S. Treasury Inflation Index Bonds — 0.32%
0.625%, 02/15/2043	1,011,400	850,604
		850,604
U.S. Treasury Inflation Index Notes — 0.41%
3.000%, 02/28/2017	1,000,000	1,074,375
		1,074,375

U.S. Treasury Notes — 32.74%
1.000%, 07/15/2013 (f)	1,000,000	1,000,021
0.750%, 08/15/2013 (f)	1,000,000	999,961
0.750%, 12/15/2013	1,000,000	1,002,930
0.250%, 01/31/2014	1,000,000	1,000,742
0.250%, 03/31/2014	5,000,000	5,003,320
0.250%, 06/30/2014	5,000,000	5,002,930
0.375%, 03/15/2015	1,000,000	1,001,172
2.500%, 03/31/2015	1,000,000	1,038,086
0.375%, 04/15/2015	3,000,000	3,002,694
0.250%, 05/15/2015	2,000,000	1,996,718
2.125%, 05/31/2015	1,000,000	1,033,906
0.375%, 06/15/2015	2,000,000	2,000,624
1.250%, 08/31/2015	2,000,000	2,035,624
1.250%, 10/31/2015	1,000,000	1,018,438
1.375%, 11/30/2015	2,000,000	2,042,500
0.250%, 12/15/2015	1,000,000	993,984
0.375%, 03/15/2016	2,000,000	1,989,376
0.250%, 05/15/2016	1,000,000	989,375
0.500%, 06/15/2016	1,000,000	995,781
0.875%, 12/31/2016	3,000,000	2,998,125
0.875%, 01/31/2017	2,000,000	1,996,876
0.875%, 02/28/2017	1,000,000	997,500
0.875%, 04/30/2017	2,000,000	1,990,000
0.625%, 08/31/2017	1,000,000	979,453
0.625%, 11/30/2017	1,000,000	974,922
2.250%, 11/30/2017	1,000,000	1,044,922
0.750%, 12/31/2017	3,000,000	2,935,077
0.750%, 02/28/2018	2,000,000	1,951,094
0.625%, 04/30/2018	3,500,000	3,382,421
1.000%, 05/31/2018	2,000,000	1,965,624
1.375%, 06/30/2018	3,000,000	2,998,359
1.250%, 01/31/2019	2,000,000	1,967,968
0.875%, 07/31/2019	2,000,000	1,905,000
1.000%, 08/31/2019	2,000,000	1,915,000
1.000%, 11/30/2019	1,000,000	952,734
1.125%, 12/31/2019	1,500,000	1,437,187

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2013

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
FIXED INCOME SECURITIES — 91.48% (continued)

U.S. TREASURY OBLIGATIONS — 33.47% (continued)

U.S. Treasury Notes — 32.74% (continued)
1.250%, 02/29/2020	$1,000,000	$962,734
1.125%, 04/30/2020	2,500,000	2,377,345
1.375%, 05/31/2020	3,000,000	2,895,234
2.125%, 08/15/2021	1,000,000	995,938
1.625%, 11/15/2022	2,000,000	1,867,032
1.750%, 05/15/2023	7,500,000	7,024,215
2.750%, 08/15/2042	1,000,000	863,125
2.875%, 05/15/2043	2,500,000	2,212,500
		85,738,567
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $88,339,481)		87,663,546

TOTAL FIXED INCOME SECURITIES
(Cost $230,374,527)		239,593,206

SHORT-TERM INVESTMENTS — 9.36%
Commercial Paper — 3.82% (f)
General Electric Capital Corporation
0.230%, 08/05/2013	2,000,000	1,999,553
0.230%, 10/15/2013	2,000,000	1,998,645
Prudential Funding Corporation
0.150%, 07/01/2013	2,000,000	2,000,000
0.150%, 09/10/2013	2,000,000	1,999,408
Toyota Motor Corporation
0.210%, 11/18/2013	2,000,000	1,998,367
		9,995,973

	Shares
Money Market Funds — 5.54%
Federated Prime
Obligations Fund, 0.04% (e)	12,002,234	$12,002,234
Fidelity Institutional
Money Market Portfolio, 0.12% (e)	2,505,184	2,505,184
		14,507,418
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,503,391)		24,503,391
TOTAL INVESTMENTS — 100.84%
(Cost $254,877,918)		264,096,597
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.84)%		(2,188,677)
TOTAL NET ASSETS — 100.00%		$261,907,920

Percentages are stated as a percent of net assets.
plc—Public Limited Company
(a)	The coupon rate shown on variable rate securities represents the rates at June 30, 2013.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2013, the total market value of these securities was $11,364,458, representing 4.34% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of June 30, 2013.
(f)	Security is priced at amortized cost.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2013

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$233,361,877	$254,877,918
At value	$310,635,401	$264,096,597
Cash	2,601	932
Receivable for investments sold	111	477
Receivable for capital stock sold	275,403	246,699
Dividends receivable	458,005	—
Interest receivable	1,525	1,656,594
Prepaid expenses and other assets	6,530	6,413
Total assets	311,379,576	266,007,712

Liabilities:
Payable for investments purchased	2,953,525	3,438,901
Payable for capital stock redeemed	112,473	397,467
Payable for 12b-1 fees	27,577	9,365
Payable to Administrator	37,540	33,512
Payable to Advisor	191,179	108,556
Payable to Auditor	45,272	42,679
Payable to Transfer Agent	43,265	30,702
Accrued expenses and other liabilities	26,349	38,610
Total liabilities	3,437,180	4,099,792
Net Assets	$307,942,396	$261,907,920

Net Assets Consist of:
Paid in capital	$220,222,021	$252,660,506
Undistributed net investment income	1,776,689	53,062
Accumulated net realized gain (loss) on investments	8,670,162	(24,327)
Net unrealized appreciation on investments	77,273,524	9,218,679
Total — representing net assets applicable to outstanding capital stock	$307,942,396	$261,907,920

Class Y:
Net assets	$277,317,412	$252,686,786
Shares outstanding	10,916,909	23,464,506
Net asset value, redemption price and offering price per share	$25.40	$10.77

Class A:
Net assets	$30,624,984	$9,221,134
Shares outstanding	1,204,468	847,642
Net asset value and redemption price per share	$25.43	$10.88
Maximum offering price per share (net asset value per share plus maximum
sales charge of 5.50% and 4.25%, respectively, of offering price)	$26.91	$11.36

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended June 30, 2013

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund

Investment Income:
Dividends*	$6,317,767	$—
Interest	26,740	7,324,813
Total investment income	6,344,507	7,324,813

Expenses:
Investment advisory fees (Note F)	2,098,054	1,306,714
Transfer agent fees	243,756	174,049
Administration fees	213,589	204,132
12b-1 fees (Note G)	162,508	55,798
Professional fees	132,124	122,837
Accounting fees	62,424	116,070
Printing	34,440	32,688
Registration fees	31,539	31,296
Custody fees	30,068	55,730
Trustees’ fees	26,199	25,269
Insurance	16,624	15,825
Other expenses	11,189	10,813
Total expenses	3,062,514	2,151,221
Less: Expenses waived (Note F)	(30,068)	(55,730)
Net expenses	3,032,446	2,095,491
Net Investment Income	3,312,061	5,229,322

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	18,641,957	536,068
Net change in unrealized appreciation (depreciation) on investments	28,888,701	(7,259,388)
Net realized and unrealized gain (loss) on investments	47,530,658	(6,723,320)
Increase (Decrease) in Net Assets Resulting from Operations	$50,842,719	$(1,493,998)
* Net of foreign taxes withheld of	$63,486	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/13	6/30/12	6/30/13	6/30/12
Operations:
Net investment income	$3,312,061	$2,725,337	$5,229,322	$5,947,943
Net realized gain on investments	18,641,957	7,653,261	536,068	1,557,808
Net change in unrealized appreciation (depreciation) on investments	28,888,701	(7,049,991)	(7,259,388)	7,292,500
Net increase (decrease) in net assets resulting from operations	50,842,719	3,328,607	(1,493,998)	14,798,251

Dividends and Distributions to Shareholders of Class Y (Note B):
Net investment income	(2,885,733)	(2,010,018)	(5,402,264)	(5,934,156)
Net realized gains on investments	(15,455,380)	(6,451,292)	(506,712)	(1,222,647)
Total distributions — Class Y	(18,341,113)	(8,461,310)	(5,908,976)	(7,156,803)

Dividends and Distributions to Shareholders of Class A (Note B):
Net investment income	(280,908)	(174,060)	(203,691)	(237,983)
Net realized gains on investments	(1,545,556)	(575,185)	(19,928)	(48,320)
Total distributions — Class A	(1,826,464)	(749,245)	(223,619)	(286,303)
Capital Stock Transactions — (Net) (Note C)	22,598,243	24,728,833	22,664,907	16,401,685
Total increase in net assets	53,273,385	18,846,885	15,038,314	23,756,830

Net Assets:
Beginning of year	254,669,011	235,822,126	246,869,606	223,112,776
End of year*	$307,942,396	$254,669,011	$261,907,920	$246,869,606
* Including undistributed net investment income of	$1,776,689	$1,631,227	$53,062	$66,523

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Growth Fund
	Years Ended June 30,
	2013	2012	2011	2010	2009
Class Y Shares
Net asset value, beginning of year	$22.90	$23.50	$18.08	$16.47	$21.89

Income from investment operations
Net investment income(1)	0.28	0.25	0.20	0.15	0.20
Net realized and unrealized gains (losses)	4.00	0.06	5.64	1.57	(5.09)
Total from investment operations	4.28	0.31	5.84	1.72	(4.89)

Less distributions
Dividends from net investment income	(0.28)	(0.21)	(0.23)	(0.11)	(0.20)
Distributions from capital gains	(1.50)	(0.70)	(0.19)	—	(0.33)
Total distributions	(1.78)	(0.91)	(0.42)	(0.11)	(0.53)
Net asset value, end of year	$25.40	$22.90	$23.50	$18.08	$16.47

Total investment return	19.97%	1.39%	32.63%	10.44%	-22.77%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$277,317	$234,686	$216,340	$162,595	$145,423
Ratio of expenses to average net assets:
Before expense waiver	1.09%	1.16%	1.19%	1.21%	1.23%
After expense waiver	1.08%	1.15%	1.18%	1.19%	1.21%
Ratio of net investment income to average net assets:
Before expense waiver	1.17%	1.10%	0.91%	0.78%	1.15%
After expense waiver	1.18%	1.11%	0.92%	0.80%	1.17%
Portfolio turnover rate(3)	21.96%	12.96%	27.45%	21.57%	26.11%

	COUNTRY Growth Fund
	Years Ended June 30,
	2013	2012	2011	2010	2009
Class A Shares
Net asset value, beginning of year	$22.92	$23.52	$18.10	$16.48	$21.91

Income from investment operations
Net investment income(1)	0.28	0.25	0.20	0.15	0.20
Net realized and unrealized gains (losses)	4.01	0.06	5.65	1.58	(5.10)
Total from investment operations	4.29	0.31	5.85	1.73	(4.90)

Less distributions
Dividends from net investment income	(0.28)	(0.21)	(0.23)	(0.11)	(0.20)
Distributions from capital gains	(1.50)	(0.70)	(0.20)	—	(0.33)
Total distributions	(1.78)	(0.91)	(0.43)	(0.11)	(0.53)
Net asset value, end of year	$25.43	$22.92	$23.52	$18.10	$16.48

Total investment return(2)	20.00%	1.38%	32.60%	10.49%	-22.79%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$30,625	$19,983	$19,482	$14,781	$13,112
Ratio of expenses to average net assets:
Before expense waiver	1.09%	1.16%	1.19%	1.21%	1.23%
After expense waiver	1.08%	1.15%	1.18%	1.19%	1.21%
Ratio of net investment income to average net assets:
Before expense waiver	1.17%	1.10%	0.91%	0.78%	1.15%
After expense waiver	1.18%	1.11%	0.92%	0.80%	1.17%
Portfolio turnover rate(3)	21.96%	12.96%	27.45%	21.57%	26.11%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Bond Fund
	Years Ended June 30,
	2013	2012	2011	2010	2009
Class Y Shares
Net asset value, beginning of year	$11.08	$10.72	$10.82	$10.33	$10.12

Income from investment operations
Net investment income(1)	0.23	0.29	0.30	0.36	0.44
Net realized and unrealized gains (losses)	(0.28)	0.42	0.01	0.61	0.29
Total from investment operations	(0.05)	0.71	0.31	0.97	0.73

Less distributions
Dividends from net investment income	(0.24)	(0.29)	(0.31)	(0.36)	(0.43)
Distributions from capital gains	(0.02)	(0.06)	(0.10)	(0.12)	(0.09)
Total distributions	(0.26)	(0.35)	(0.41)	(0.48)	(0.52)
Net asset value, end of year	$10.77	$11.08	$10.72	$10.82	$10.33

Total investment return	-0.49%	6.77%	2.89%	9.66%	7.51%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$252,687	$237,084	$214,752	$208,497	$146,168
Ratio of expenses to average net assets:
Before expense waiver	0.82%	0.88%	0.88%	0.90%	0.95%
After expense waiver	0.80%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	1.98%	2.55%	2.76%	3.36%	4.14%
After expense waiver	2.00%	2.58%	2.79%	3.41%	4.24%
Portfolio turnover rate(3)	19.87%	25.99%	22.86%	25.82%	40.72%

	COUNTRY Bond Fund
	Years Ended June 30,
	2013	2012	2011	2010	2009
Class A Shares
Net asset value, beginning of year	$11.19	$10.83	$10.92	$10.42	$10.20

Income from investment operations
Net investment income(1)	0.23	0.29	0.31	0.36	0.44
Net realized and unrealized gains (losses)	(0.28)	0.42	0.01	0.62	0.30
Total from investment operations	(0.05)	0.71	0.32	0.98	0.74

Less distributions
Dividends from net investment income	(0.24)	(0.29)	(0.31)	(0.36)	(0.43)
Distributions from capital gains	(0.02)	(0.06)	(0.10)	(0.12)	(0.09)
Total distributions	(0.26)	(0.35)	(0.41)	(0.48)	(0.52)
Net asset value, end of year	$10.88	$11.19	$10.83	$10.92	$10.42

Total investment return(2)	-0.48%	6.70%	2.96%	9.67%	7.55%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9,221	$9,786	$8,360	$8,009	$6,474
Ratio of expenses to average net assets:
Before expense waiver	0.82%	0.88%	0.88%	0.90%	0.95%
After expense waiver	0.80%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	1.98%	2.55%	2.76%	3.36%	4.14%
After expense waiver	2.00%	2.58%	2.79%	3.41%	4.24%
Portfolio turnover rate(3)	19.87%	25.99%	22.86%	25.82%	40.72%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2013

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust (the ÒTrustÓ) consists of a series of two funds (each a ÒFundÓ and together the ÒFundsÓ).  Each of the Funds has distinct investment objectives and policies.  The two Funds are as follows: COUNTRY Growth Fund (ÒGrowth FundÓ) and COUNTRY Bond Fund (ÒBond FundÓ).  The Trust was organized as a business trust under the laws of Delaware on August 13, 2001.  The Funds were reorganized as a series of the Trust effective October 31, 2001.  The Funds are registered under the Investment Company Act of 1940 (the ÒActÓ), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares.  Class A shares are sold with a front-end sales charge.  Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any Fund on or before March 1, 2002 who have continuously owned shares of any Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ Prospectus provides descriptions of each Fund’s investment goals and principal strategies.  Both classes of shares have identical voting, dividend, liquidation and other rights, and, except as provided above, the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (ÒGAAPÓ) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

(1)
Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (ÒNOCPÓ).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices.  Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities.  Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.  Money market funds are valued at the reported NAV.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

COUNTRYMutual Funds — Notes to Financial StatementsJune 30, 2013 (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	COUNTRY Growth Fund
	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$31,972,887	$—		$—	$31,972,887
Consumer Staples	26,373,605	—		—	26,373,605
Energy	43,169,047	—		—	43,169,047
Financials	38,504,325	—		—	38,504,325
Health Care	53,911,093	—		—	53,911,093
Industrials	30,863,044	—		—	30,863,044
Information Technology	57,180,864	—		—	57,180,864
Materials	4,293,376	—		—	4,293,376
Telecommunication Services	6,070,245	—		—	6,070,245
Utilities	6,291,497	—		—	6,291,497
Mortgage-Backed Securities	—	172,683		—	172,683
Short-Term Investments	11,832,735	—		—	11,832,735
Total Investments in Securities	$310,462,718	$172,683		$—	$310,635,401

	COUNTRY Bond Fund
	Level 1	Level 2		Level 3	Total
Fixed Income Securities
Asset-Backed Securities	$—	$4,021,150		$—	$4,021,150
Corporate Bonds	—	54,590,849		—	54,590,849
Mortgage-Backed Securities	—	39,008,206		—	39,008,206
Municipal Bonds	—	52,797,849		—	52,797,849
U.S. Government Agency Issues	—	1,511,606		—	1,511,606
U.S. Treasury Obligations	—	87,663,546		—	87,663,546
Short-Term Investments
Commercial Paper	—	9,995,973	*	—	9,995,973
Money Market Funds	14,507,418	—		—	14,507,418
Total Investments in Securities	$14,507,418	$249,589,179		$—	$264,096,597
*	Priced at amortized cost.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume, amortized cost and maturity date.  The Funds did not invest in any Level 3 investments during the period.  The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The fair value of the Fund’s assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board’s Accounting Standards Codification (ASC) Topic 825,Financial Instruments, approximates the carrying amounts presented in the consolidated statement of assets and liabilities.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date.  Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium.  Securities transactions are accounted for on the trade date basis.  Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(4) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets.  Expenses directly attributable to a specific Fund are allocated directly to that Fund.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets.  Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year.  The Bond Fund declares and distributes net investment income dividends to shareholders monthly.  Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option.  Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2013, each of the Funds is authorized to issue an unlimited number of shares.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2013 (continued)

Transactions in capital stock were as follows:

	Growth Fund
	Year Ended		Year Ended
	June 30, 2013		June 30, 2012
	Shares	Amount	Shares	Amount
Class Y
Shares sold	1,886,249	$45,067,269	2,549,630	$57,089,327
Shares issued through reinvestment of dividends	809,744	18,001,402	358,137	8,062,118
Shares redeemed	(2,025,791)	(48,119,739)	(1,868,192)	(41,396,420)
Total Class Y Transactions	670,202	14,948,932	1,039,575	23,755,025

Class A
Shares sold	435,748	$10,215,724	121,098	$2,717,982
Shares issued through reinvestment of dividends	81,715	1,818,592	33,121	746,611
Shares redeemed	(184,699)	(4,385,005)	(110,902)	(2,490,785)
Total Class A Transactions	332,764	7,649,311	43,317	973,808
Net Increase in capital stock		$22,598,243		$24,728,833

	Bond Fund
	Year Ended		Year Ended
	June 30, 2013		June 30, 2012
	Shares	Amount	Shares	Amount
Class Y
Shares sold	7,116,279	$78,947,010	7,137,491	$78,480,283
Shares issued through reinvestment of dividends	520,027	5,761,887	633,210	6,942,337
Shares redeemed	(5,570,286)	(61,742,710)	(6,395,777)	(70,159,100)
Total Class Y Transactions	2,066,020	22,966,187	1,374,924	15,263,520

Class A
Shares sold	118,659	$1,329,669	195,438	$2,171,105
Shares issued through reinvestment of dividends	19,938	223,221	25,781	285,456
Shares redeemed	(165,453)	(1,854,170)	(118,779)	(1,318,396)
Total Class A Transactions	(26,856)	(301,280)	102,440	1,138,165
Net Increase in capital stock		$22,664,907		$16,401,685

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended June 30, 2013, were as follows:

	Purchases	Sales
Growth Fund	$62,737,420	$58,764,945
Bond Fund	7,656,177	14,162,555

For the year ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$13,050
Bond Fund	60,725,315	31,760,277

Note (E) Income Tax Information:  As of June 30, 2013, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Tax cost of investments	$233,361,877	$254,899,715
Unrealized appreciation	$84,502,130	$11,085,348
Unrealized depreciation	(7,228,606)	(1,888,466)
Net unrealized appreciation	$77,273,524	$9,196,882
Undistributed ordinary income	$1,776,689	$53,062
Undistributed long-term capital gains	8,670,162	—
Distributable earnings	$10,446,851	$53,062
Other accumulated losses	$—	$(2,530)
Total accumulated gains	$87,720,375	$9,247,414

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2013 (continued)

The tax character of distributions paid during the year ended June 30, 2013 and year ended June 30, 2012 was as follows:

	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
Growth Fund
Ordinary Income	$3,166,641	$3,068,426
Long-term capital gains	17,000,936	6,142,129
	$20,167,577	$9,210,555

	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
Bond Fund
Ordinary Income	$5,648,523	$6,796,883
Long-term capital gains	484,072	646,223
	$6,132,595	$7,443,106

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), in the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2013.  The Bond Fund did not have any capital loss carryforwards, qualified late-year ordinary losses or post-October capital losses as of June 30, 2013.  The Growth Fund did not have any capital loss carryforwards or qualified late-year ordinary losses.  The Bond Fund had post-October capital losses of $2,530 of June 30, 2013.

The Funds have elected to be treated as Òregulated investment companiesÓ under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually.  Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. At June 30, 2013, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Growth Fund	$42	$(42)	$—
Bond Fund	363,172	(363,172)	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the ÒActÓ) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

As of June 30, 2013, the Funds did not have any tax positions that did not meet the Òmore-likely-than-notÓ threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. As of June 30, 2013, open Federal and State income tax years ended are June 30, 2010, June 30, 2011, and June 30, 2012. The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Investment Advisory Agreements with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the ÒAdvisorÓ), provides investment advisory services for the Funds.  The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%.  These fees are accrued daily and paid to the Advisor monthly.  COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after contractual waivers.  Custody fees waived for the Growth Fund and Bond Fund for the year ended June 30, 2013 were 30,068 and 55,730, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets in each class.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver that became contractual on January 30, 2002.  These agreements with the Advisor and Custodian may be terminated at any time after October 31, 2013.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2013 (continued)

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended June 30, 2013, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$2,098,054	$—
Bond Fund	0.50%	1,306,714	—

*  Excludes waiver of custody fees.

At June 30, 2013, 74% of the shares outstanding of the Growth Fund and 96% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds.  Legal fees incurred by the Growth Fund and Bond Fund for the year ended June 30, 2013, were $63,576 and $60,127, respectively. Legal fees are included in Professional fees in the Statements of Operations.

Certain officers of the Trust are also officers of the Advisor. Trustees affiliated with the Advisor receive no compensation from the Funds.

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor.  Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the ÒPlansÓ), effective October 31, 2001.  The Plans permit the Funds to pay certain expenses associated with the distribution of their shares.  The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund.  For the year ended June 30, 2013, the Rule 12b-1 expenses incurred by the Growth Fund and Bond Fund were 0.06% and 0.02%, respectively.

Note (H) Subsequent Events:  On July 29, 2013, upon recommendation of the investment adviser, the Board of Trustees of the COUNTRY Bond Fund and COUNTRY Growth Fund has adopted a plan to liquidate and dissolve the Funds on or before October 31, 2013, and in any event no later than December 31, 2013 (the ÒLiquidation DateÓ).

At any time prior to the Liquidation Date, shareholders of the Funds may redeem their shares in the Funds.  Investors who are shareholders of the Funds on the Liquidation Date will receive an amount of cash and or securities equal to the net asset value of their shares calculated on that date.  The investment adviser has agreed to pay all costs of the liquidation, such as audit, legal, and service provider costs.

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
COUNTRY Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities of COUNTRY Mutual Funds Trust (comprising the COUNTRY Growth Fund and the COUNTRY Bond Fund (the Funds)), including the schedules of investments, as of June 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of COUNTRY Mutual Funds Trust at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
August 29, 2013

Additional Tax Information (unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended June 30, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	100.00%
Bond Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2013, was as follows:

Growth Fund	100.00%
Bond Fund	0.00%

Information Applicable to Foreign Shareholders Only:

The Funds hereby designate the following percentages of their ordinary income distributions for the fiscal year ended June 30, 2013, as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C):

Growth Fund	0.44%
Bond Fund	95.24%

Short-Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund for the fiscal year ended June 30, 2013, was as follows:

Growth Fund	0.00%
Bond Fund	0.75%

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

Robert W. Weldon	79	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

Philip T. Nelson*	56	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003	Companies (3), 2003 to date; Director and President and Chairman of the Board:
			COUN TRY Trust Bank (4), 2003 to date; Director: American Farm Bureau
			Federation and certain of its Affiliated Companies, 2004 to date; Chairman:
			COUNTRY Capital Management Company, 2003 to date; Farmer.

William G. Beeler	74	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)			Century; Past Chairman, McLean County Cooperative Extension Council; Past
			Member, McLean County Zoning Board of Appeals; McLean County Regional
			Planning Commission; Past Chairman, McLean County Livestock Association.
			Farmer.

Charles M. Cawley*	54	Trustee since 2010	Director, Illinois Agricultural Association and Affiliated Companies (3),
(1/9/59)		2004 to date; Director, COUNTRY Trust Bank (4), 2006 to date. Farmer.

Robert D. Grace	66	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)		Farmer.

Darrel L. Oehler	66	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)			Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean
			Co. Public Building Commission, 2004 to 2008; Shareholder and Director of
			Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Teresa M. Palmer	69	Trustee since 2011	Retired; Professor, Management & Quantitative Methods, Illinois State University,
(9/3/43)			1969 to 2008; Lead Instructor in Human Resource Management, Management
			Development International Program, Illinois State University, 2006 to date.

Carson H. Varner, Jr.	68	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	51	Treasurer since 2009	Vice President-Finance and Treasurer: Illinois Agricultural Association and
(12/11/61)			Affiliated Companies (3), April 2009 to date; Treasurer: COUNTRY Trust
			Bank (4), April 2009 to date; Finance Director: Flex-N-Gate Automotive
			Corporation, 2001 to 2009.

Miles T. Kilcoin	52	Controller since 2012	Interim Chief Financial Officer: COUNTRY Trust Bank (4) and COUNTRY
(1/1/61)			Financial (5), January 2013 to May 2013. Vice President and Controller:
			COUNTRY Trust Bank (4), May 2012 to date and COUNTRY Financial (5), May
			2012 to date; Director Financial Reporting and Analysis: COUNTRY Financial (5),
			2008 to May 2012.

Barbara L.	61	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
Mosson-Merriam		since 2005,
(4/30/52)		Anti-Money Laundering
		Compliance Officer
		since 2004

Martin L. Angel	53	Vice President since 2011	Director Business Retirement Services & Trust Officer: COUNTRY Trust
(8/28/59)			Bank (4), 2010 to date; Director Corporate Billing: COUNTRY Financial (5),
			2008 to 2010; Director, Underwriting: COUNTRY Financial (5), 2007 to 2008.

Wade V. Harrison	41	Vice President since 2011	Senior Vice President Financial Service Operations and Trust Officer: COUNTRY
(9/22/71)			Trust Bank (4), January 2011 to date; Senior Vice President Financial Service
			Operations: COUNTRY Financial (5), 2011 to date; Senior Vice President
			Life/Health Operations: COUNTRY Financial (5), 2006 to 2010.

Richard L. Guebert, Jr.	61	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to
			date. Farmer.

Derek C. Vogler	41	Vice President since 2006	Vice President Investments: COUNTRY Trust Bank (4), 2005 to date.
(10/5/71)			Assistant Treasurer: COUNTRY Financial (5), April 2013 to date.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

Kurt F. Bock	60	Vice President since 2012	Chief Executive Officer: COUNTRY Trust Bank (4), February 2012 to date; Chief
(4/14/53)			Executive Officer: COUNTRY Financial (5), February 2012 to date; Director:
			Horizon Hobby, Inc., 2011 to date; Director: Horizon Hobby China, 2011 to date;
			Director: Horizon Hobby Ltd., 2009 to 2011; Executive Vice President/Chief
			Operation Officer: Horizon Hobby, Inc., 2008 to 2011; Vice President-Finance and
			Treasurer: Illinois Agricultural Association and Affiliated Companies (3), 2005 to
			2008; Treasurer: COUNTRY Mutual Funds Trust, 2005 to 2008; Treasurer:
			COUNTRY Trust Bank (4), 2005 to 2008.

James M. Jacobs	47	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008	Companies (3), 2008 to date; Various Attorney Positions: Illinois Agricultural
			Association and Affiliated Companies (3), 2005 to 2008; General Counsel,
			Secretary and Chief Legal Officer: COUNTRY Trust Bank (4), February 2008 to
			date.

Troy Frerichs	37	Vice President since 2013	Investment Officer: COUNTRY Trust Bank (4), 2007 to 2013; Director
(8/4/76)			Investments, Wealth Management and Investment Officer: COUNTRY Trust Bank
			(4), April 2013 to date.

(1)	All trustees represent both portfolios of COUNTRY Mutual Funds Trust, which are as follows: COUNTRY Growth Fund and COUNTRY Bond Fund.
(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial group, Illinois Agricultural Holding Co., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc. and other affiliated companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2013 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL  61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust

COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Darrel L. Oehler
Teresa M. Palmer
Carson H. Varner Jr.

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Wade V. Harrison, Vice President
Kurt F. Bock, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
Troy Frerichs, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Miles T. Kilcoin, Controller
Barbara L. Mosson-Merriam, Chief
  Compliance Officer and Anti-Money
  Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

Quasar Distributors
Milwaukee, Wisconsin

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Minneapolis, Minnesota

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/13)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officers.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2013	FYE 6/30/2012
Audit Fees	$102,700	$97,800
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 11,500	$11,000
All Other Fees	$ 0	$ 0

Except as permitted by Rule 2-01(c)(7) of Regulation S-X, the audit committee must pre-approve any audit and non-audit services provided to the registrant as well as any non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant relating directly to the registrant’s operations and financial reporting.

The percentage of fees billed by Ernst & Young applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2013	FYE 6/30/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2013	FYE 6/30/2012
Registrant	$ 0	$ 0
Registrant’s Investment Adviser	$ 0	$ 0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President and Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title)*        /s/ Philip T. Nelson
Philip T. Nelson, President

Date     September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Philip T. Nelson
Philip T. Nelson, President

Date     September 6, 2013

By (Signature and Title)*        /s/ Alan Dodds
Alan Dodds, Treasurer

Date     September 6, 2013

* Print the name and title of each signing officer under his or her signature.